Derivative Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

10. Derivative Instruments and Hedging Activities

In the normal course of business, DPL enters into various financial instruments, including derivative financial instruments. We use derivatives principally to manage the risk of changes in market prices for commodities and interest rate risk associated with our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our asset and liability derivative positions with the same counterparty are netted on the balance sheets if we have a master netting agreement with the counterparty. We also net any collateral posted or received against the corresponding derivative asset or liability position. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. The objective of the hedging program is to mitigate financial risks while ensuring that we have adequate resources to meet our requirements. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges or marked to market each reporting period.

At June 30, 2012, DPL had the following outstanding derivative instruments:

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	15.2	-	15.2
Heating Oil Futures	Mark to Market	Gallons	630.0	-	630.0
Forward Power Contracts	Cash Flow Hedge	MWh	876.0	(1,595.2)	(719.2)
Forward Power Contracts	Mark to Market	MWh	1,981.1	(4,003.1)	(2,022.0)
NYMEX-quality Coal Contracts*	Mark to Market	Tons	860.3	-	860.3
Interest Rate Swaps	Cash Flow Hedge	USD	$160,000.0	$-	$160,000.0

*Includes our partners' share for the jointly-owned plants that DP&L operates.

At December 31, 2011, DPL had the following outstanding derivative instruments:

Commodity	Accounting Treatment	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs	Mark to Market	MWh	7.1	(0.7)	6.4
Heating Oil Futures	Mark to Market	Gallons	2,772.0	-	2,772.0
Forward Power Contracts	Cash Flow Hedge	MWh	886.2	(341.6)	544.6
Forward Power Contracts	Mark to Market	MWh	1,769.4	(1,739.5)	29.9
NYMEX-quality Coal Contracts*	Mark to Market	Tons	2,015.0	-	2,015.0
Interest Rate Swaps	Cash Flow Hedge	USD	$160,000.0	$-	$160,000.0

*Includes our partners' share for the jointly-owned plants that DP&L operates.

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair value of cash flow hedges as determined by observable market prices available as of the balance sheet dates and will continue to fluctuate with changes in market prices up to contract expiration. The effective portion of the hedging transaction is recognized in AOCI and transferred to earnings using specific identification of each contract when the forecasted hedged transaction takes place or when the forecasted hedged transaction is probable of not occurring. The ineffective portion of the cash flow hedge is recognized in earnings in the current period. All risk components were taken into account to determine the hedge effectiveness of the cash flow hedges.

We enter into forward power contracts to manage commodity price risk exposure related to our generation of electricity. We do not hedge all commodity price risk. We reclassify gains and losses on forward power contracts from AOCI into earnings in those periods in which the contracts settle.

We also enter into interest rate derivative contracts to manage interest rate exposure related to anticipated borrowings of fixed-rate debt. Our anticipated fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure. During 2011, interest rate hedging relationships with a notional amount of $200.0 million settled resulting in DPL making a cash payment of $48.1 million ($31.3 million net of tax). As part of the Merger discussed in Note 2, DPL entered into a $425.0 million unsecured term loan agreement with a syndicated bank group on August 24, 2011, in part, to pay the approximately $297.4 million principal amount of DPL's 6.875% debt that was due in September 2011. The remainder was drawn for other corporate purposes. This agreement is for a three year term expiring on August 24, 2014. As a result, some of the forecasted transactions originally being hedged are probable of not occurring and therefore approximately $5.1 million ($3.3 million net of tax) has been reclassified to earnings during the period January 1, 2011 through November 27, 2011. Because the interest rate swap had already cash settled as of the Merger date, this hedge had no future value and was not valued as a part of the purchase accounting (See Note 2 for more information). We reclassify gains and losses on interest rate derivative hedges related to debt financings from AOCI into earnings in those periods in which hedged interest payments occur.

The following table provides information for DPL concerning gains or losses recognized in AOCI for the cash flow hedges for the three months ended June 30, 2012 and 2011:

	June 30, 2012		June 30, 2011
	Successor		Predecessor
$ in millions (net of tax)	Power	Interest Rate Hedge	Power	Interest Rate Hedge

Beginning accumulated derivative gain / (loss) in AOCI	$(2.3)	$8.5	$(1.6)	$22.4

Net gains / (losses) associated with current period hedging transactions	(0.2)	(13.2)	(0.5)	(10.8)

Net gains reclassified to earnings
Interest expense	-	-	-	0.7
Revenues	-	-	0.3	-
Purchased power	0.1	-	0.3	-

Ending accumulated derivative gain / (loss) in AOCI	$(2.4)	$(4.7)	$(1.5)	$12.3

Net gains / (losses) associated with the ineffective portion of the hedging transaction
Interest expense	$-	$2.3	$-	$(1.3)
Revenues	$-	$-	$-	$-
Purchased power	$-	$-	$-	$-

Portion expected to be reclassified to earnings in the next twelve months*	$(1.1)	$-

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	30	14

*The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

The following table provides information for DPL concerning gains or losses recognized in AOCI for the cash flow hedges for the six months ended June 30, 2012 and 2011:

	June 30, 2012		June 30, 2011
	Successor		Predecessor
$ in millions (net of tax)	Power	Interest Rate Hedge	Power	Interest Rate Hedge

Beginning accumulated derivative gain / (loss) in AOCI	$0.3	$(0.8)	$(1.8)	$21.4

Net gains / (losses) associated with current period hedging transactions	(1.6)	(4.2)	(0.9)	(9.2)

Net gains reclassified to earnings
Interest expense	-	0.3	-	0.1
Revenues	(1.1)	-	0.5	-
Purchased power	-	-	0.7	-

Ending accumulated derivative gain / (loss) in AOCI	$(2.4)	$(4.7)	$(1.5)	$12.3

Net gains / (losses) associated with the ineffective portion of the hedging transaction
Interest expense	$-	$1.2	$-	$(1.3)
Revenues	$-	$-	$-	$-
Purchased power	$-	$-	$-	$-

Portion expected to be reclassified to earnings in the next twelve months*	$(1.1)	$-

Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	30	14

*The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

The following tables show the fair value and balance sheet classification of DPL's derivative instruments designated as hedging instruments at June 30, 2012 and December 31, 2011:

Fair Values of Derivative Instruments Designated as Hedging Instruments at June 30, 2012 (Successor)
					$ in millions	Fair Value[1]	Netting [2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
Forward Power Contracts in an Asset Position	$1.8	$(1.5)	Other current assets	$0.3
Forward Power Contracts in a Liability Position	(2.9)	2.4	Other current liabilities	(0.5)
Total short-term cash flow hedges	(1.1)	0.9		(0.2)

Long-term Derivative Positions
Forward Power Contracts in a Asset Position	0.5	(0.5)	Other deferred assets	-
Forward Power Contracts in a Liability Position	(4.6)	3.1	Other deferred credits	(1.5)
Interest Rate Hedges in a Liability Position	(39.5)	-	Other deferred credits	(39.5)
Total long-term cash flow hedges	(43.6)	2.6		(41.0)

Total cash flow hedges	$(44.7)	$3.5		$(41.2)

[1] Includes credit valuation adjustment.

[2] Includes counterparty and collateral netting.

Fair Values of Derivative Instruments Designated as Hedging Instruments at December 31, 2011 (Successor)
					$ in millions	Fair Value[1]	Netting [2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
Forward Power Contracts in an Asset Position	$1.5	$(0.9)	Other current assets	$0.6
Forward Power Contracts in a Liability Position	(0.2)	-	Other current liabilities	(0.2)
Total short-term cash flow hedges	1.3	(0.9)		0.4

Long-term Derivative Positions
Forward Power Contracts in an Asset Position	0.1	(0.1)	Other deferred assets	-
Forward Power Contracts in a Liability Position	(2.6)	1.7	Other deferred credits	(0.9)
Interest Rate Hedges in a Liability Position	(32.5)	-	Other deferred credits	(32.5)
Total long-term cash flow hedges	(35.0)	1.6		(33.4)

Total cash flow hedges	$(33.7)	$0.7		$(33.0)

[1] Includes credit valuation adjustment.

[2] Includes counterparty and collateral netting.

Mark to Market Accounting

Certain derivative contracts are entered into on a regular basis as part of our risk management program but do not qualify for hedge accounting or the normal purchase and sales exceptions under FASC Topic 815. Accordingly, such contracts are recorded at fair value with changes in the fair value charged or credited to the Condensed Consolidated Statements of Results of Operations in the period in which the change occurred. This is commonly referred to as "MTM accounting." Contracts we enter into as part of our risk management program may be settled financially, by physical delivery or net settled with the counterparty. We currently mark to market Financial Transmission Rights (FTRs), heating oil futures, forward NYMEX-quality coal contracts and certain forward power contracts.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to MTM accounting treatment and are recognized in the Condensed Consolidated Statements of Results of Operations on an accrual basis.

Regulatory Assets and Liabilities

In accordance with regulatory accounting under GAAP, a cost that is probable of recovery in future rates should be deferred as a regulatory asset and a gain that is probable of being returned to customers should be deferred as a regulatory liability. Portions of the derivative contracts that are marked to market each reporting period and are related to the retail portion of DP&L's load requirements are included as part of the fuel and purchased power recovery rider approved by the PUCO which began January 1, 2010. Therefore, the Ohio retail customers' portion of the heating oil futures and the NYMEX-quality coal contracts are deferred as a regulatory asset or liability until the contracts settle. If these unrealized gains and losses are no longer deemed to be probable of recovery through our rates, they will be reclassified into earnings in the period such determination is made.

The following tables show the amount and classification within the Condensed Consolidated Statements of Results of Operations or Condensed Consolidated Balance Sheets of the gains and losses on DPL's derivatives not designated as hedging instruments for the three and six months ended June 30, 2012 and 2011.

For the three months ended June 30, 2012 (Successor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$5.7	$(1.3)	$(0.2)	$0.9	$5.1
Realized gain / (loss)	(9.5)	0.5	0.7	(2.1)	(10.4)
Total	$(3.8)	$(0.8)	$0.5	$(1.2)	$(5.3)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$2.3	$-	$-	$-	$2.3
Regulatory (asset) / liability	0.8	(0.6)	-	-	0.2

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(2.7)	(2.7)
Purchased power	-	-	0.5	1.5	2.0
Fuel	(6.9)	(0.3)	-	-	(7.2)
O&M	-	0.1	-	-	0.1
Total	$(3.8)	$(0.8)	$0.5	$(1.2)	$(5.3)

For the three months ended June 30, 2011 (Predecessor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(10.2)	$(1.4)	$0.1	$(0.1)	$(11.6)
Realized gain / (loss)	1.4	0.6	0.2	(1.3)	0.9
Total	$(8.8)	$(0.8)	$0.3	$(1.4)	$(10.7)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(5.0)	$-	$-	$-	$(5.0)
Regulatory (asset) / liability	(2.3)	(0.9)	-	-	(3.2)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(3.1)	(3.1)
Purchased power	-	-	0.3	1.7	2.0
Fuel	(1.5)	-	-	-	(1.5)
O&M	-	0.1	-	-	0.1
Total	$(8.8)	$(0.8)	$0.3	$(1.4)	$(10.7)

For the six months ended June 30, 2012 (Successor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(2.0)	$(1.5)	$(0.2)	$2.3	$(1.4)
Realized gain / (loss)	(14.5)	1.4	0.5	(4.4)	(17.0)
Total	$(16.5)	$(0.1)	$0.3	$(2.1)	$(18.4)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(1.2)	$-	$-	$-	$(1.2)
Regulatory (asset) / liability	(0.3)	(0.6)	-	-	(0.9)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	0.7	0.7
Purchased power	-	-	0.3	(2.8)	(2.5)
Fuel	(15.0)	0.3	-	-	(14.7)
O&M	-	0.2	-	-	0.2
Total	$(16.5)	$(0.1)	$0.3	$(2.1)	$(18.4)

For the six months ended June 30, 2011 (Predecessor)
$ in millions	NYMEX Coal	Heating Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(13.8)	$1.6	$(0.1)	$0.5	$(11.8)
Realized gain / (loss)	3.8	0.9	(0.7)	(2.1)	1.9
Total	$(10.0)	$2.5	$(0.8)	$(1.6)	$(9.9)

Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(7.4)	$-	$-	$-	$(7.4)
Regulatory (asset) / liability	(2.0)	0.6	-	-	(1.4)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(4.7)	(4.7)
Purchased power	-	-	(0.8)	3.1	2.3
Fuel	(0.6)	1.8	-	-	1.2
O&M	-	0.1	-	-	0.1
Total	$(10.0)	$2.5	$(0.8)	$(1.6)	$(9.9)

The following table shows the fair value and balance sheet classification of DPL's derivative instruments not designated as hedging instruments at June 30, 2012:

Fair Values of Derivative Instruments Not Designated as Hedging Instruments at June 30, 2012 (Successor)
					$ in millions	Fair Value[1]	Netting[2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
FTRs in a Liability position	$(0.1)	$-	Other current liabilities	$(0.1)
Forward Power Contracts in an Asset position	12.1	(1.2)	Other prepayments and current assets	10.9
Forward Power Contracts in a Liability position	(6.4)	5.0	Other current liabilities	(1.4)
NYMEX-quality Coal Forwards in a Liability position	(12.9)	7.8	Other prepayments and current assets	(5.1)
Heating Oil Futures in an Asset position	0.3	(0.3)	Other prepayments and current assets	-
Total short-term derivative MTM positions	(7.0)	11.3		4.3

Long-term Derivative Positions
Forward Power Contracts in an Asset position	3.9	(0.1)	Other deferred assets	3.8
Forward Power Contracts in a Liability position	(2.1)	1.0	Other deferred credits	(1.1)
NYMEX-quality Coal Forwards in a Liability position	(3.6)	3.6	Other deferred assets	-
Total long-term derivative MTM positions	(1.8)	4.5		2.7

Total MTM Position	$(8.8)	$15.8		$7.0

[1]Includes credit valuation adjustment.

[2]Includes counterparty and collateral netting.

The following table shows the fair value and balance sheet classification of DPL's derivative instruments not designated as hedging instruments at December 31, 2011:

Fair Values of Derivative Instruments Not Designated as Hedging Instruments at December 31, 2011 (Successor)
					$ in millions	Fair Value[1]	Netting[2]	Balance Sheet Location	Fair Value on Balance Sheet
Short-term Derivative Positions
FTRs in an Asset position	$0.1	$-	Other prepayments and current assets	$0.1
Forward Power Contracts in an Asset position	9.9	-	Other prepayments and current assets	9.9
Forward Power Contracts in a Liability position	(6.5)	2.6	Other current liabilities	(3.9)
NYMEX-quality Coal Forwards in a Liability position	(8.3)	4.6	Other current liabilities	(3.7)
Heating Oil Futures in an Asset position	1.8	(1.8)	Other prepayments and current assets	-
Total short-term derivative MTM positions	(3.0)	5.4		2.4

Long-term Derivative Positions
Forward Power Contracts in an Asset position	5.8	-	Other deferred assets	5.8
Forward Power Contracts in a Liability position	(4.0)	1.3	Other deferred credits	(2.7)
NYMEX-quality Coal Forwards in a Liability position	(6.2)	6.2	Other deferred credits	-
Total long-term derivative MTM positions	(4.4)	7.5		3.1

Total MTM Position	$(7.4)	$12.9		$5.5

[1]Includes credit valuation adjustment.

[2]Includes counterparty and collateral netting.

Certain of our OTC commodity derivative contracts are under master netting agreements that contain provisions that require our debt to maintain an investment grade credit rating from credit rating agencies. Even though our debt has fallen below investment grade, our counterparties to the derivative instruments have not requested immediate payment or demanded immediate and ongoing full overnight collateralization of the MTM loss.

The aggregate fair value of DPL's commodity derivative instruments that are in a MTM loss position at June 30, 2012 is $32.8 million. This amount is offset by $19.3 million of collateral posted directly with third parties and in a broker margin account which offsets our loss positions on the forward contracts. This liability position is further offset by the asset position of counterparties with master netting agreements of $3.7 million. If our counterparties were to call for collateral, we could have to post collateral for the remaining $9.8 million.

11. Derivative Instruments and Hedging Activities

In the normal course of business, DPL enters into various financial instruments, including derivative financial instruments. We use derivatives principally to manage the risk of changes in market prices for commodities and interest rate risk associated with our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our asset and liability derivative positions with the same counterparty are netted on the balance sheet if we have a Master Netting Agreement with the counterparty. We also net any collateral posted or received against the corresponding derivative asset or liability position. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. The objective of the hedging program is to mitigate financial risks while ensuring that we have adequate resources to meet our requirements. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges or marked to market each reporting period.

At December 31, 2011, DPL had the following outstanding derivative instruments:

Successor
					Net Purchases/
	Accounting		Purchases	Sales	(Sales)
Commodity	Treatment	Unit	(in thousands)	(in thousands)	(in thousands)
FTRs	Mark to Market	MWh	7.1	(0.7)	6.4
Heating Oil Futures	Mark to Market	Gallons	2,772.0	-	2,772.0
Forward Power Contracts	Cash Flow Hedge	MWh	886.2	(341.6)	544.6
Forward Power Contracts	Mark to Market	MWh	1,769.4	(1,739.5)	29.9
NYMEX-quality Coal Contracts*	Mark to Market	Tons	2,015.0	-	2,015.0
Interest Rate Swaps	Cash Flow Hedge	USD	160,000.0	-	160,000.0
*Includes our partners' share for the jointly-owned plants that DP&L operates.

At December 31, 2010, DPL had the following outstanding derivative instruments:

Predecessor
					Net Purchases/
	Accounting		Purchases	Sales	(Sales)
Commodity	Treatment	Unit	(in thousands)	(in thousands)	(in thousands)
FTRs	Mark to Market	MWh	9.0	-	9.0
Heating Oil Futures	Mark to Market	Gallons	6,216.0	-	6,216.0
Forward Power Contracts	Cash Flow Hedge	MWh	580.8	(572.9)	7.9
Forward Power Contracts	Mark to Market	MWh	195.6	(108.5)	87.1
NYMEX-quality Coal Contracts*	Mark to Market	Tons	4,006.8	-	4,006.8
Interest Rate Swaps	Cash Flow Hedge	USD	360,000.0	-	360,000.0
*Includes our partners' share for the jointly-owned plants that DP&L operates.

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair value of cash flow hedges as determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. The effective portion of the hedging transaction is recognized in AOCI and transferred to earnings using specific identification of each contract when the forecasted hedged transaction takes place or when the forecasted hedged transaction is probable of not occurring. The ineffective portion of the cash flow hedge is recognized in earnings in the current period. All risk components were taken into account to determine the hedge effectiveness of the cash flow hedges.

We enter into forward power contracts to manage commodity price risk exposure related to our generation of electricity and our sale of retail power to third parties through our subsidiary DPLER. We do not hedge all commodity price risk. We reclassify gains and losses on forward power contracts from AOCI into earnings in those periods in which the contracts settle.

We also enter into interest rate derivative contracts to manage interest rate exposure related to anticipated borrowings of fixed-rate debt. Our anticipated fixed-rate debt offerings have a high probability of occurrence as the proceeds will be used to fund existing debt maturities and projected capital expenditures. We do not hedge all interest rate exposure. During 2011, interest rate hedging relationships with a notional amount of $200.0 million settled resulting in DPL making a cash payment of $48.1 million ($31.3 million net of tax). As part of the Merger discussed in Note 2, DPL entered into a $425.0 million unsecured term loan agreement with a syndicated bank group on August 24, 2011, in part, to pay the approximately $297.4 million principal amount of DPL's 6.875% debt that was due in September 2011. The remainder was drawn for other corporate purposes. This agreement is for a three year term expiring on August 24, 2014. See Note 7 for further information. As a result, some of the forecasted transactions originally being hedged are probable of not occurring and therefore approximately $5.1 million ($3.3 million net of tax) has been reclassified to earnings during the period January 1, 2011 through November 27, 2011. Because the interest rate swap had already cash settled as of the Merger date, this hedge had no future value and was not valued as a part of the purchase accounting (See Note 2 for more information). We reclassify gains and losses on interest rate derivative hedges related to debt financings from AOCI into earnings in those periods in which hedged interest payments occur.

The following table provides information for DPL concerning gains or losses recognized in AOCI for the cash flow hedges:

	Successor		Predecessor
					Years ended December 31,
	November 28, 2011		January 1, 2011
	through		through
	December 31, 2011		November 27, 2011		2010		2009
		Interest		Interest		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge	Power	Rate Hedge	Power	Rate Hedge

Beginning accumulated
derivative gain / (loss) in AOCI*	$-	$-	$(1.8)	$21.4	$(1.4)	$14.7	$(0.2)	$17.2

Net gains / (losses) associated with
current period hedging transactions	0.1	(0.6)	(1.2)	(57.0)	3.1	9.2	2.2	-

Net (gains) / losses reclassified to earnings
Interest Expense	-	(0.2)	-	(2.3)	-	(2.5)	-	(2.5)
Revenues	0.1	-	1.1	-	(3.5)	-	(4.0)	-
Purchased Power	0.1	-	0.9	-	-	-	0.6	-

Ending accumulated
derivative gain / (loss) in AOCI*	$0.3	$(0.8)	$(1.0)	$(37.9)	$(1.8)	$21.4	$(1.4)	$14.7

Net gains / (losses) associated with the
ineffective portion of the hedging transaction:
Interest expense	-	(0.4)	-	5.1	-	-	-	-
Revenues	-	-	-	-	-	-	-	-

Portion expected to be reclassified to
earnings in the next twelve months**	0.1	-

Maximum length of time that we are
hedging our exposure to variability in
future cash flows related to forecasted
transactions (in months)	36.0	21.0

* Approximately $38.9 million of unrealized losses previously deferred into AOCI were removed as a result of purchase accounting. See Note 2 of Notes to Consolidated Financial Statements for further details of the preliminary purchase price allocation.

** The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

The following table shows the fair value and balance sheet classification of DPL's derivative instruments designated as hedging instruments at December 31, 2011 and 2010.

Fair Values of Derivative Instruments Designated as Hedging Instruments
at December 31, 2011 (Successor)
				Fair Value on
$ in millions	Fair Value[1]	Netting [2]	Balance Sheet Location	Balance Sheet
Short-term Derivative Positions
Forward Power Contracts in an Asset Position	$1.5	$(0.9)	Other current assets	$0.6
Forward Power Contracts in a Liability Position	(0.2)	-	Other current liabilities	(0.2)
Total short-term cash flow hedges	1.3	(0.9)		0.4

Long-term Derivative Positions
Forward Power Contracts in an Asset Position	0.1	(0.1)	Other deferred assets	-
Forward Power Contracts in a Liability Position	(2.6)	1.7	Other deferred credits	(0.9)
Interest Rate Hedges in a Liability Position	(32.5)	-	Other deferred credits	(32.5)
Total long-term cash flow hedges	(35.0)	1.6		(33.4)

Total cash flow hedges	$(33.7)	$0.7		$(33.0)

[1] Includes credit valuation adjustment.
[2] Includes counterparty and collateral netting.

Fair Values of Derivative Instruments Designated as Hedging Instruments
at December 31, 2010 (Predecessor)
				Fair Value on
$ in millions	Fair Value[1]	Netting [2]	Balance Sheet Location	Balance Sheet
Short-term Derivative Positions
Forward Power Contracts in a Liability Position	$(2.8)	$1.0	Other current liabilities	$(1.8)
Interest Rate Hedges in a Liability Position	(6.6)	-	Other current liabilities	(6.6)
Total short-term cash flow hedges	(9.4)	1.0		(8.4)

Long-term Derivative Positions
Forward Power Contracts in an Asset Position	0.2	(0.2)	Other deferred assets	-
Forward Power Contracts in a Liability Position	(0.2)	0.1	Other deferred credits	(0.1)
Interest Rate Hedges in an Asset Position	20.7	-	Other deferred assets	20.7
Total long-term cash flow hedges	20.7	(0.1)		20.6

Total cash flow hedges	$11.3	$0.9		$12.2

[1] Includes credit valuation adjustment.
[2] Includes counterparty and collateral netting.

Mark to Market Accounting

Certain derivative contracts are entered into on a regular basis as part of our risk management program but do not qualify for hedge accounting or the normal purchases and sales exceptions under FASC 815. Accordingly, such contracts are recorded at fair value with changes in the fair value charged or credited to the consolidated statements of results of operations in the period in which the change occurred. This is commonly referred to as "MTM accounting." Contracts we enter into as part of our risk management program may be settled financially, by physical delivery or net settled with the counterparty. We mark to market FTRs, heating oil futures, forward NYMEX-quality coal contracts and certain forward power contracts.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to MTM accounting treatment and are recognized in the consolidated statements of results of operations on an accrual basis.

Regulatory Assets and Liabilities

In accordance with regulatory accounting under GAAP, a cost that is probable of recovery in future rates should be deferred as a regulatory asset and a gain that is probable of being returned to customers should be deferred as a regulatory liability. Portions of the derivative contracts that are marked to market each reporting period and are related to the retail portion of DP&L's load requirements are included as part of the fuel and purchased power recovery rider approved by the PUCO which began January 1, 2010. Therefore, the Ohio retail customers' portion of the heating oil futures and the NYMEX-quality coal contracts are deferred as a regulatory asset or liability until the contracts settle. If these unrealized gains and losses are no longer deemed to be probable of recovery through our rates, they will be reclassified into earnings in the period such determination is made.

The following tables show the amount and classification within the consolidated statements of results of operations or balance sheets of the gains and losses on DPL's derivatives not designated as hedging instruments for the periods November 28, 2011 through December 31, 2011, January 1, 2011 through November 27, 2011, and the years ended December 31, 2010 and 2009.

November 28, 2011 through December 31, 2011 (Successor)
	NYMEX	Heating
$ in millions	Coal	Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(1.4)	$(0.5)	$-	$(0.8)	$(2.7)
Realized gain / (loss)	(1.2)	0.1	0.1	(0.9)	(1.9)
Total	$(2.6)	$(0.4)	$0.1	$(1.7)	$(4.6)
Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(0.3)	$-	$-	$-	$(0.3)
Regulatory (asset) / liability	(0.1)	(0.1)	-	-	(0.2)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	0.6	0.6
Purchased power	-	-	0.1	(2.3)	(2.2)
Fuel	(2.2)	(0.3)	-	-	(2.5)
O&M	-	-	-	-	-
Total	$(2.6)	$(0.4)	$0.1	$(1.7)	$(4.6)

January 1, 2011 through November 27, 2011 (Predecessor)
	NYMEX	Heating
$ in millions	Coal	Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$(50.7)	$0.6	$(0.2)	$0.8	$(49.5)
Realized gain / (loss)	8.7	2.2	(0.6)	(2.7)	7.6
Total	$(42.0)	$2.8	$(0.8)	$(1.9)	$(41.9)
Recorded on Balance Sheet:
Partners' share of gain / (loss)	$(25.9)	$-	$-	$-	$(25.9)
Regulatory (asset) / liability	(7.0)	0.1	-	-	(6.9)

Recorded in Income Statement: gain / (loss)
Revenue	-	-	-	(3.8)	(3.8)
Purchased power	-	-	(0.8)	1.9	1.1
Fuel	(9.1)	2.5	-	-	(6.6)
O&M	-	0.2	-	-	0.2
Total	$(42.0)	$2.8	$(0.8)	$(1.9)	$(41.9)

For the Year Ended December 31, 2010 (Predecessor)
	NYMEX	Heating
$ in millions	Coal	Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$33.5	$2.8	$(0.6)	$0.1	$35.8
Realized gain / (loss)	3.2	(1.6)	(1.5)	(0.1)	-
Total	$36.7	$1.2	$(2.1)	$-	$35.8
Recorded on Balance Sheet:
Partners' share of gain / (loss)	$20.1	$-	$-	$-	$20.1
Regulatory (asset) / liability	4.6	1.1	-	-	5.7

Recorded in Income Statement: gain / (loss)
Purchased power	-	-	(2.1)	-	(2.1)
Fuel	12.0	0.1	-	-	12.1
O&M	-	-	-	-	-
Total	$36.7	$1.2	$(2.1)	$-	$35.8

For the Year Ended December 31, 2009 (Predecessor)
	NYMEX	Heating
$ in millions	Coal	Oil	FTRs	Power	Total
Change in unrealized gain / (loss)	$4.1	$5.1	$0.8	$(0.2)	$9.8
Realized gain / (loss)	1.1	(3.1)	(0.4)	-	(2.4)
Total	$5.2	$2.0	$0.4	$(0.2)	$7.4
Recorded on Balance Sheet:
Partners' share of gain / (loss)	$1.8	$-	$-	$-	$1.8
Regulatory (asset) / liability	1.5	(0.5)	-	-	1.0

Recorded in Income Statement: gain / (loss)
Purchased power	-	-	0.4	(0.2)	0.2
Fuel	1.9	2.3	-	-	4.2
O&M	-	0.2	-	-	0.2
Total	$5.2	$2.0	$0.4	$(0.2)	$7.4

The following tables show the fair value and balance sheet classification of DPL's derivative instruments not designated as hedging instruments at December 31, 2011 and 2010.

Fair Values of Derivative Instruments Not Designated as Hedging Instruments
at December 31, 2011 (Successor)
				Fair Value on
$ in millions	Fair Value[1]	Netting[2]	Balance Sheet Location	Balance Sheet
Short-term Derivative Positions
FTRs in an Asset position	$0.1	$-	Other prepayments and current assets	$0.1
Forward Power Contracts in an Asset position	9.9	-	Other prepayments and current assets	9.9
Forward Power Contracts in a Liability position	(6.5)	2.6	Other current liabilities	(3.9)
NYMEX-Quality Coal Forwards in a Liability position	(8.3)	4.6	Other current liabilities	(3.7)
Heating Oil Futures in an Asset position	1.8	(1.8)	Other prepayments and current assets	-
Total short-term derivative MTM positions	(3.0)	5.4		2.4

Long-term Derivative Positions
Forward Power Contracts in an Asset position	5.8	-	Other deferred assets	5.8
Forward Power Contracts in a Liability position	(4.0)	1.3	Other deferred credits	(2.7)
NYMEX-Quality Coal Forwards in a Liability position	(6.2)	6.2	Other deferred credits	-
Total long-term derivative MTM positions	(4.4)	7.5		3.1

Total MTM Position	$(7.4)	$12.9		$5.5

[1] Includes credit valuation adjustment.
[2] Includes counterparty and collateral netting.

Fair Values of Derivative Instruments Not Designated as Hedging Instruments
at December 31, 2010 (Predecessor)

				Fair Value on
$ in millions	Fair Value[1]	Netting[2]	Balance Sheet Location	Balance Sheet
Short-term Derivative Positions
FTRs in an Asset position	$0.3	$-	Other prepayments and current assets $	0.3
Forward Power Contracts in a Liability position	(0.1)	-	Other current liabilities	(0.1)
NYMEX-Quality Coal Forwards in an Asset position	14.0	(7.4)	Other prepayments and current assets	6.6
Heating Oil Futures in an Asset position	0.5	(0.5)	Other prepayments and current assets	-
Total short-term derivative MTM positions	14.7	(7.9)		6.8

Long-term Derivative Positions
NYMEX-Quality Coal Forwards in an Asset position	23.5	(14.5)	Other deferred assets	9.0
Heating Oil Futures in an Asset position	1.1	(1.1)	Other deferred assets	-
Total long-term derivative MTM positions	24.6	(15.6)		9.0

Total MTM Position	$39.3	$(23.5)		$15.8

[1] Includes credit valuation adjustment.
[2] Includes counterparty and collateral netting.

Certain of our OTC commodity derivative contracts are under master netting agreements that contain provisions that require our debt to maintain an investment grade credit rating from credit rating agencies. Even though our debt has fallen below investment grade, our counterparties to the derivative instruments have not requested immediate payment or demanded immediate and ongoing full overnight collateralization of the MTM loss.

The aggregate fair value of DPL's derivative instruments that are in a MTM loss position at December 31, 2011 is $28.0 million. This amount is offset by $16.3 million of collateral posted directly with third parties and in a broker margin account which offsets our loss positions on the forward contracts. This liability position is further offset by the asset position of counterparties with master netting agreements of $4.0 million. If our debt is below investment grade, we could have to post collateral for the remaining $7.7 million.